PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Uncertainty Over The Treatment Of Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Reduction of issued capital	R$ 27,439.0	R$ 13,846.0
Disallowance of tax paid abroad	14,302.0	12,596.0
Disallowance of tax paid abroad	6,505.0	11,122.0
Disallowance of tax paid abroad	6,075.0	7,280.0
Disallowance of tax paid abroad	2,618.0	2,334.0
Goodwill BAH	1,412.0	2,218.0
Goodwill BAH	1,372.0	1,257.0
Goodwill BAH	633.4	581.5
Goodwill BAH	316.0	5,200.0
Goodwill BAH	278.0	251.0
Tax Loss Offset	187.0	548.0
Tax Loss Offset		1,690.0
Icmsst Trigger [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	10,669.0	9,292.0
Manaus Free Trade Zone [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	6,307.0	5,825.0
I P I Suspension [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	1,824.0	1,703.0
Social Contributions Over Products [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	1,776.0	1,559.0
I C M S Z F M [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	804.4	730.3
I C M S Prodepe [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	739.4	663.9
I C M S F A I N [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	647.4	591.4
I C M S A M [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	605.8	561.5
I C M S Fiscal War [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	530.0	1,690.0
I C M S M I P [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	447.5	388.7
Proposed Class Action In Quebec [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass